N-2	6 Months Ended
Apr. 30, 2026
Cover [Abstract]
Entity Central Index Key	0001504545
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	BrandywineGLOBAL – Global Income Opportunities Fund Inc.
Document Period End Date	Apr. 30, 2026